Intangible Assets (Details) - Schedule of Intangible Asset - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2022
Schedule of Intangible Asset [Abstract]
Copyright licenses	$ 2,005,550	$ 1,963,676
SaaS	140,847	137,906
intangible assets gross	2,146,397	2,101,582
Less: accumulated amortization	(945,033)	(918,405)
Less: impairment for production copyright	(1,086,339)	(1,063,658)
Total intangible assets	$ 115,025	$ 119,519